Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2019	Oct. 31, 2016
Service [Member]
Cost of services	$ 196,184	$ 98,189	$ 592,647	$ 446,144	$ 625,516	$ 520,338
Product [Member]
Cost of services	262,373	292,984	$ 681,568	939,479	$ 1,222,919	1,612,838
Merck Sharp And Dohme Corp [Member]
Research and development agreement description			Under the agreement, MSD provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse informatics, and to speed development of its rapid diagnostic products. MSD gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.		Under the agreement, Merck provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. Merck gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.
Maximum required amount to expend for procurement of materials									$ 175,000
Merck Sharp And Dohme Corp [Member] | Research And Development Expense [Member]
Procurement costs recognized	0	0	$ 0	22,604	$ 22,603	146,177	$ 171,646	$ 171,646
Subcontractor Agreement [Member] | I L U M Health Solutions Limited Liability Company [Member] | Service [Member]
Cost of services	$ 0	$ 0	$ 0	$ 198,665	$ 329,162	$ 210,180